Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Income Tax Disclosure [Abstract]
2027	¥ 6,395
2028	1,989
2029	17,331
2030	45,820
2031	64,843
Thereafter	147,470
Indefinite period	55,763
Total	¥ 339,611